Document and Entity Information	Jun. 23, 2022
Document And Entity Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0001847127
Current Fiscal Year End Date	--12-31
Document Type	8-K
Document Period End Date	Jun. 23, 2022
Entity Registrant Name	GORES GUGGENHEIM, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-40265
Entity Tax Identification Number	85-4385646
Entity Address, Address Line One	6260 Lookout Road
Entity Address, City or Town	Boulder
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80301
City Area Code	(310)
Local Phone Number	209-3010
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Common Class A [Member]
Document And Entity Information [Line Items]
Security 12b Title	Class A Common Stock
Trading Symbol	GGPI
Security Exchange Name	NASDAQ
Warrant [Member]
Document And Entity Information [Line Items]
Security 12b Title	Warrants
Trading Symbol	GGPIW
Security Exchange Name	NASDAQ
Capital Units [Member]
Document And Entity Information [Line Items]
Security 12b Title	Units
Trading Symbol	GGPIU
Security Exchange Name	NASDAQ